Investment Objectives and Goals - Relative Sentiment Tactical Allocation ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Relative Sentiment Tactical Allocation ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Relative Sentiment Tactical Allocation ETF (the “Fund”) seeks long-term capital appreciation.